[EATON VANCE LOGO]


                                                       [FIBER OPTIC CABLE PHOTO]


SEMIANNUAL REPORT FEBRUARY 28, 2002


[GLOBE PHOTO]                  EATON VANCE
                               INFORMATION
                                   AGE
                                  FUND


[SATELLITE DISH PHOTO]

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 2002

INVESTMENT UPDATE

[PHOTO]
Martha Locke
Co-Portfolio Manager

[PHOTO]
Hon. Jacob Rees-Mogg
Co-Portfolio Manager

INVESTMENT ENVIRONMENT
-------------------------------------------------------------------------------

- The longest economic expansion in U.S. history ended in 2001, as the economy entered a recession for the first time in a decade. Economic weakness was exacerbated on a global level by the terrorist attacks on the U.S., which dealt a blow to already-damaged markets. However, the U.S. economy demonstrated its resilience in the fourth quarter, registering a 1.7% rise in GDP, suggesting a confidence in the salutary effects of the Federal Reserve's rate easings, and that a consumer-led rebound may already be under way. Signs of economic recovery have also been indicated for Asia and Europe, where markets have staged a rally in recent months.

THE FUND
-------------------------------------------------------------------------------

  THE PAST SIX MONTHS

- During the six months ended February 28, 2002, the Fund's Class A shares had a total return of -3.08%. This return was the result of a decrease in net asset value (NAV) to $13.22 on February 28, 2002 from $13.64 on August 31, 2001.(1)

- Class B shares had a total return of -3.45% during the same period, the result of a decrease in NAV to $13.43 from $13.91.(1)

- Class C shares had a total return of -3.36% during the period, the result of a decrease in NAV to $12.95 from $13.40.(1)

- Class D shares had a total return of -3.49% during the period, the result of a decrease in NAV to $8.03 from $8.32.(1)

- For comparison, the Fund's benchmark index, the Morgan Stanley Capital International World Index - a broad-based index of global common stocks - declined by 4.85% during the period.(2)

  MANAGEMENT DISCUSSION

- We are pleased to announce that effective October 1, 2001, Martha G. Locke joined Jacob Rees-Mogg as Co-Manager of Information Age Portfolio. Ms. Locke, a Vice President of Eaton Vance, joined us in 1997. Prior to being named Co-Manager, Ms. Locke covered the media, entertainment, and publishing industries as a research analyst for Information Age Portfolio.

- The Portfolio benefited from a resurgence in cyclical stocks, such as ad-related media, some technology and software names, and from our exposure to the information technology sector. Business services names, including Dun & Bradstreet and Sungard Data, also aided performance. Last summer, after our analyst identified a trend towards increased defense spending, we added some defense names, which we consider to be information age stocks because their fundamental drivers are electronics and communications. Of course, since September 11, there has been a tremendous amount of money being spent on defense, so those stocks have done well for the Portfolio.

- The international component of the Portfolio, particularly within the Asian markets, also had some strong performers that benefited performance. Humax, our top holding at February 28, 2002, manufactures digital set-top boxes for cable and for satellite, which are distributed internationally. Samsung, a diversified Korean company with a strong presence in electronics, was also a key contributor to the Portfolio.

- Going forward, we look for continued improvement in the US and international markets. We expect there will be continued choppiness, as markets remain uneasy about debt levels, accounting issues, and sustainability of growth. At the same time, we see a generally improving global economic picture. Business trends, by and large, are improving, and we remain optimistic that the Portfolio is well-positioned to benefit from opportunities in information age companies worldwide.

-------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
-------------------------------------------------------------------------------

FUND INFORMATION
AS OF FEBRUARY 28, 2002

PERFORMANCE(3)                        CLASS A       CLASS B     CLASS C      CLASS D
---------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
---------------------------------------------------------------------------------------
One Year                               -19.54%      -20.06%     -20.01%         N.A.
Five Years                              10.03         9.55        9.34          N.A.
Life of Fund+                           10.93        10.53       10.09       -19.70

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
---------------------------------------------------------------------------------------
One Year                               -24.15%      -24.06%     -20.81%         N.A.
Five Years                               8.73         9.27        9.34          N.A.
Life of Fund+                            9.92        10.53       10.09       -23.72

+Inception Dates -- Class A: 9/18/95; Class B: 9/18/95; Class C: 11/22/95; Class D: 3/9/01

Ten Largest Holdings(4) By total net assets
---------------------------------------------------------------
Humax Co., Ltd.                                            4.3%
Sindo Ricoh Co.                                            2.5
TOHO Co., Ltd.                                             2.4
Sony Corp.                                                 1.9
Pearson PLC                                                1.8
Red Electrica de Espana                                    1.8
Trinity Mirror PLC                                         1.7
Nippon Broadcasting System                                 1.6
Television Broadcasts Ltd.                                 1.6
St. Ives PLC                                               1.6

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges
(CDSC) for Class B, Class C, and Class D shares. (2) It is not possible to invest directly in an Index. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class D reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2%
- 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.
(4) Ten largest holdings accounted for 21.2% of the Portfolio's net assets. Holdings are subject to change. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2002
Assets
--------------------------------------------------------------------
Investment in Information Age Portfolio, at value
   (identified cost, $144,855,991)                      $149,881,874
Receivable for Fund shares sold                               87,735
Receivable from affiliate for reimbursement of
   expenses                                                   39,851
Tax reclaim receivable                                        14,537
--------------------------------------------------------------------
TOTAL ASSETS                                            $150,023,997
--------------------------------------------------------------------
Liabilities
--------------------------------------------------------------------
Payable for Fund shares redeemed                        $    493,219
Payable to affiliate for service fees                         33,607
Dividends payable                                              6,414
Accrued expenses                                              70,192
--------------------------------------------------------------------
TOTAL LIABILITIES                                       $    603,432
--------------------------------------------------------------------
NET ASSETS                                              $149,420,565
--------------------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------------------
Paid-in capital                                         $205,417,276
Accumulated net realized loss from Portfolio (computed
   on the basis of identified cost)                      (59,908,826)
Accumulated net investment loss                           (1,113,768)
Net unrealized appreciation from Portfolio (computed
   on the basis of identified cost)                        5,025,883
--------------------------------------------------------------------
TOTAL                                                   $149,420,565
--------------------------------------------------------------------
Class A Shares
--------------------------------------------------------------------
NET ASSETS                                              $ 46,955,385
SHARES OUTSTANDING                                         3,551,957
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of beneficial
      interest outstanding)                             $      13.22
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $13.22)                    $      14.03
--------------------------------------------------------------------
Class B Shares
--------------------------------------------------------------------
NET ASSETS                                              $ 76,693,997
SHARES OUTSTANDING                                         5,708,800
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE
   6)
   (net assets  DIVIDED BY shares of beneficial
      interest outstanding)                             $      13.43
--------------------------------------------------------------------
Class C Shares
--------------------------------------------------------------------
NET ASSETS                                              $ 24,967,380
SHARES OUTSTANDING                                         1,928,427
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE
   6)
   (net assets  DIVIDED BY shares of beneficial
      interest outstanding)                             $      12.95
--------------------------------------------------------------------
Class D Shares
--------------------------------------------------------------------
NET ASSETS                                              $    803,803
SHARES OUTSTANDING                                           100,068
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE
   6)
   (net assets  DIVIDED BY shares of beneficial
      interest outstanding)                             $       8.03
--------------------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2002
Investment Income
--------------------------------------------------------------------
Dividends allocated from Portfolio (net of foreign
   taxes, $49,463)                                      $    579,682
Interest allocated from Portfolio                            167,647
Expenses allocated from Portfolio                           (865,163)
--------------------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO                      $   (117,834)
--------------------------------------------------------------------

Expenses
--------------------------------------------------------------------
Management fee                                          $    189,566
Trustees' fees and expenses                                      952
Distribution and service fees
   Class A                                                   116,656
   Class B                                                   394,962
   Class C                                                   127,175
   Class D                                                     2,814
Transfer and dividend disbursing agent fees                  123,288
Registration fees                                             37,305
Legal and accounting services                                 14,777
Printing and postage                                          11,820
Custodian fee                                                 10,862
Miscellaneous                                                  5,608
--------------------------------------------------------------------
TOTAL EXPENSES                                          $  1,035,785
--------------------------------------------------------------------
Deduct --
   Preliminary reimbursement of Class A distribution
      and service fees                                  $     39,851
--------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                $     39,851
--------------------------------------------------------------------

NET EXPENSES                                            $    995,934
--------------------------------------------------------------------

NET INVESTMENT LOSS                                     $ (1,113,768)
--------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
--------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)      $(20,879,320)
   Foreign currency and forward foreign currency
      exchange contract transactions                        (181,477)
--------------------------------------------------------------------
NET REALIZED LOSS                                       $(21,060,797)
--------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                  $ 16,590,091
   Foreign currency and forward foreign currency
      exchange contracts                                      (6,732)
--------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)    $ 16,583,359
--------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                        $ (4,477,438)
--------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS              $ (5,591,206)
--------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                                        SIX MONTHS ENDED
INCREASE (DECREASE)                                     FEBRUARY 28, 2002  YEAR ENDED
IN NET ASSETS                                           (UNAUDITED)        AUGUST 31, 2001
------------------------------------------------------------------------------------------
From operations --
   Net investment loss                                  $      (1,113,768) $    (2,619,686)
   Net realized loss                                          (21,060,797)     (39,234,022)
   Net change in unrealized
      appreciation (depreciation)                              16,583,359      (46,528,067)
------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS              $      (5,591,206) $   (88,381,775)
------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net realized gain
      Class A                                           $              --  $    (3,904,178)
      Class B                                                          --       (7,587,280)
      Class C                                                          --       (2,216,595)
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                     $              --  $   (13,708,053)
------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                           $      32,099,906  $    77,755,718
      Class B                                                   2,365,654       17,760,711
      Class C                                                   2,265,234       16,942,404
      Class D                                                     368,226          588,748
   Net asset value of shares issued to shareholders in
      payment of distributions declared
      Class A                                                          --        3,611,101
      Class B                                                          --        7,001,891
      Class C                                                          --        2,053,464
   Cost of shares redeemed
      Class A                                                 (32,937,147)     (72,129,345)
      Class B                                                  (9,621,030)     (29,101,620)
      Class C                                                  (3,836,103)     (15,918,013)
      Class D                                                     (13,015)         (79,307)
------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE
   TRANSACTIONS                                         $      (9,308,275) $     8,485,752
------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                              $     (14,899,481) $   (93,604,076)
------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------
At beginning of period                                  $     164,320,046  $   257,924,122
------------------------------------------------------------------------------------------
AT END OF PERIOD                                        $     149,420,565  $   164,320,046
------------------------------------------------------------------------------------------

Accumulated net investment
loss included in net assets
------------------------------------------------------------------------------------------
AT END OF PERIOD                                        $      (1,113,768) $            --
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                   CLASS A
                                  --------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    -----------------------------------------------------
                                  (UNAUDITED)(1)         2001(1)        2000(1)        1999(1)        1998
------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $13.640           $21.840        $17.340        $11.710      $11.970
------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------
Net investment loss                    $(0.066)          $(0.132)       $(0.213)       $(0.217)     $(0.156)
Net realized and unrealized
   gain (loss)                          (0.354)           (6.935)         6.939          6.469        0.431
------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.420)          $(7.067)       $ 6.726        $ 6.252      $ 0.275
------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------
From net realized gain                 $    --           $(1.133)       $(2.226)       $(0.622)     $(0.535)
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $    --           $(1.133)       $(2.226)       $(0.622)     $(0.535)
------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $13.220           $13.640        $21.840        $17.340      $11.710
------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          (3.08)%          (33.65)%        43.12%         54.95%        2.32%
------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $46,955           $49,231        $68,208        $20,908      $12,263
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                        1.99%(4)          1.99%          1.99%          2.46%        2.68%
   Net investment loss                   (1.01)%(4)        (0.78)%        (0.98)%        (1.47)%      (1.20)%
Portfolio Turnover of the
   Portfolio                                55%              160%           173%           131%         157%
------------------------------------------------------------------------------------------------------------
+  The expenses of the Fund reflect a reimbursement of Class A distribution and service fees. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            2.16%(4)          2.14%          2.12%
   Net investment loss                   (1.18)%(4)        (0.93)%        (1.11)%
Net investment loss per share          $(0.056)          $(0.156)       $(0.241)
------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                         CLASS B
                                  --------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    -----------------------------------------------------------------
                                  (UNAUDITED)(1)         2001(1)        2000(1)        1999(1)        1998        1997
------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $13.910           $22.380       $ 17.770        $12.030      $12.310     $11.040
------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------
Net investment loss                    $(0.111)          $(0.249)      $ (0.353)       $(0.284)     $(0.210)    $(0.178)
Net realized and unrealized
   gain (loss)                          (0.369)           (7.088)         7.189          6.646        0.465       2.490
------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.480)          $(7.337)      $  6.836        $ 6.362      $ 0.255     $ 2.312
------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------
From net realized gain                 $    --           $(1.133)      $ (2.226)       $(0.622)     $(0.535)    $(1.042)
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $    --           $(1.133)      $ (2.226)       $(0.622)     $(0.535)    $(1.042)
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $13.430           $13.910       $ 22.380        $17.770      $12.030     $12.310
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          (3.45)%          (34.06)%        42.58%         54.39%        2.08%      20.79%
------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $76,694           $87,092       $148,603        $49,963      $30,331     $29,037
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                        2.66%(4)          2.64%          2.59%          2.87%        3.12%       3.19%
   Net investment loss                   (1.67)%(4)        (1.44)%        (1.59)%        (1.88)%      (1.64)%     (1.67)%
Portfolio Turnover of the
   Portfolio                                55%              160%           173%           131%         157%        160%
------------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                   CLASS C
                                  --------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    -----------------------------------------------------
                                  (UNAUDITED)(1)         2001(1)        2000(1)        1999(1)        1998
------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $13.400           $21.610        $17.280        $11.720      $12.020
------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------
Net investment loss                    $(0.107)          $(0.238)       $(0.342)       $(0.290)     $(0.205)
Net realized and unrealized
   gain (loss)                          (0.343)           (6.839)         6.898          6.472        0.440
------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.450)          $(7.077)       $ 6.556        $ 6.182      $ 0.235
------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------
From net realized gain                 $    --           $(1.133)       $(2.226)       $(0.622)     $(0.535)
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $    --           $(1.133)       $(2.226)       $(0.622)     $(0.535)
------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $12.950           $13.400        $21.610        $17.280      $11.720
------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          (3.36)%          (34.07)%        42.42%         54.29%        1.96%
------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $24,967           $27,527        $41,113        $ 6,118      $ 2,531
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                        2.66%(4)          2.64%          2.60%          2.93%        3.20%
   Net investment loss                   (1.68)%(4)        (1.44)%        (1.57)%        (1.94)%      (1.72)%
Portfolio Turnover of the
   Portfolio                                55%              160%           173%           131%         157%
------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                       CLASS D
                                  --------------------------------------------------
                                  SIX MONTHS ENDED
                                  FEBRUARY 28, 2002    YEAR ENDED
                                  (UNAUDITED)(1)       AUGUST 31, 2001(1)(2)
------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 8.320                    $10.000
------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------
Net investment loss                    $(0.067)                   $(0.059)
Net realized and unrealized
   loss                                 (0.223)                    (1.621)
------------------------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS             $(0.290)                   $(1.680)
------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 8.030                    $ 8.320
------------------------------------------------------------------------------------

TOTAL RETURN(3)                          (3.49)%                   (16.80)%
------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $   804                    $   469
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                        2.67%(5)                   2.62%(5)
   Net investment loss                   (1.69)%(5)                 (1.37)%(5)
Portfolio Turnover of the
   Portfolio                                55%                       160%
------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from start of business, March 9, 2001, to August 31, 2001.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of the period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Information Age Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B, Class C and Class D shares are sold at the net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Information Age Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (83.0% at February 28, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, if any, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2001, the Fund, for federal income tax purposes, had a capital loss carryover of $2,886,540 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryovers will expire on August 31, 2009. At August 31, 2001 net capital losses of $35,961,489 attributable to security transactions incurred after October 31, 2000 are treated as arising on the first day of the Fund's current taxable year.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Interim Financial Statements -- The interim financial statements relating to
   February 28, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any.

   Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the record date.

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences primarily relate to net operating losses.
3 Management Fee and Other Transactions with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended February 28, 2002, the fee was equivalent to 0.25% (annualized) of the Fund's average net assets for such period and amounted to $189,566. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization. In addition, investment adviser and administrative fees are paid by the Portfolio to EVM and its affiliates. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.
   The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $4,806 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2002.

4 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 2001
    -----------------------------------------------------------------------------
    Sales                                             2,405,549        4,367,477
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             --          198,740
    Redemptions                                      (2,462,588)      (4,080,219)
    -----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                             (57,039)         485,998
    -----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                               176,722             966,243
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             --             376,604
    Redemptions                                        (729,572)         (1,721,275)
    -------------------------------------------------------------------------------
    NET DECREASE                                       (552,850)           (378,428)
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS C                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                               174,238             962,493
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             --             114,527
    Redemptions                                        (299,567)           (926,063)
    -------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                            (125,329)            150,957
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS D                                   (UNAUDITED)        AUGUST 31, 2001(1)
    --------------------------------------------------------------------------------
    Sales                                                45,399              64,919
    Redemptions                                          (1,718)             (8,532)
    --------------------------------------------------------------------------------
    NET INCREASE                                         43,681              56,387
    --------------------------------------------------------------------------------

 (1) For the period from the commencement of offering of Class D shares, March 9, 2001, to August 31, 2001.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class A shares (Class A Plan), Class B shares (Class B Plan), Class C shares (Class C Plan), and Class D shares (Class D Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class A Plan provides for the payment of a monthly distribution fee to the Principal Underwriter, EVD, in an amount equal to the aggregate of
   (a) 0.50% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for less than one year and
   (b) 0.25% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year. The Class B, Class C and Class D Plans provide for the payment of a monthly distribution fee to EVD at an annual rate not to exceed 0.75% of the Fund's average daily net assets attributable to Class B, Class C, and Class D shares for providing ongoing distribution services and facilities to

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5%, 6.25%, and 5% of the aggregate amount received by the Fund for the Class B, Class C and Class D shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts therefore paid to EVD by each respective class.

   The Fund paid or accrued $82,826, $296,219, $95,381 and $2,113, for Class A, Class B, Class C and Class D shares, respectively, to or payable to EVD for the six months ended February 28, 2002, representing 0.36%, 0.75%, 0.75% and 0.75% (annualized) of the average daily net assets for Class A, Class B, Class C and Class D shares, respectively. At February 28, 2002, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $3,142,000, $2,551,000 and $41,000 for Class B, Class C and Class D shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers, and other persons in an amount equal to 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year and in an amount equal to 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class B, Class C and Class D shares for any fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended February 28, 2002 amounted to $33,830, $98,743, $31,794 and $701 for Class A, Class B, Class C and Class D shares, respectively.

   For the six months ended February 28, 2002, EVM reimbursed Class A distribution and service fees to the extent that annual operating expenses for Class A exceeded 1.99%. Such reimbursement for the six months ended February 28, 2002 totaled $39,851.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares and Class D shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B and Class D CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The fund was informed that EVD received approximately $632,000, $2,000 and $1,000 of CDSC paid by shareholders for Class B shares, Class C shares and Class D shares, respectively, for the six months ended February 28, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $37,171,169 and $48,835,597, respectively, for the six months ended February 28, 2002.

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

COMMON STOCKS -- 87.7%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising -- 1.8%
-----------------------------------------------------------------------
Getty Images, Inc.(1)                           101,000    $  2,593,680
TMP Worldwide, Inc.(1)                           22,500         628,200
-----------------------------------------------------------------------
                                                           $  3,221,880
-----------------------------------------------------------------------
Aerospace and Defense -- 3.4%
-----------------------------------------------------------------------
General Dynamics Corp.                           27,900    $  2,535,552
Lockheed Martin Corp.                            24,000       1,353,840
Northrop Grumman Corp.                           21,500       2,301,360
-----------------------------------------------------------------------
                                                           $  6,190,752
-----------------------------------------------------------------------
Biotechnology -- 2.1%
-----------------------------------------------------------------------
Abgenix, Inc.(1)                                 17,000    $    306,850
Amgen, Inc.(1)                                   46,000       2,667,080
Invitrogen Corp.(1)                              17,000         775,880
-----------------------------------------------------------------------
                                                           $  3,749,810
-----------------------------------------------------------------------
Broadcasting -- 2.7%
-----------------------------------------------------------------------
Television Broadcasts Ltd.(2)                   640,000    $  2,872,108
Univision Communications, Inc.(1)                50,000       2,062,000
-----------------------------------------------------------------------
                                                           $  4,934,108
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 3.1%
-----------------------------------------------------------------------
Dun & Bradstreet Corp.(1)                        66,000    $  2,587,200
Fair, Isaac and Co., Inc.                        36,000       2,208,600
Iron Mountain, Inc.(1)                           28,000         895,160
Rhapsody Ltd.-Musiclegal.Com(1)(3)                  750               0
-----------------------------------------------------------------------
                                                           $  5,690,960
-----------------------------------------------------------------------
Cable -- 2.4%
-----------------------------------------------------------------------
Charter Communications, Inc., Class A(1)        140,000    $  1,456,000
Comcast Corp., Class A(1)                        49,000       1,659,630
Cox Communications, Inc., Class A(1)             35,000       1,289,750
-----------------------------------------------------------------------
                                                           $  4,405,380
-----------------------------------------------------------------------
Commercial Services & Supplies -- 7.7%
-----------------------------------------------------------------------
Automatic Data Processing, Inc.                  30,000    $  1,581,300
DST Systems, Inc.(1)                             47,000       1,959,430
Nippon Broadcasting System(2)                   100,000       2,926,028
Sindo Ricoh Co.(1)(2)                           109,510       4,550,461
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Commercial Services & Supplies (continued)
-----------------------------------------------------------------------
St. Ives PLC(2)                                 495,000    $  2,827,217
-----------------------------------------------------------------------
                                                           $ 13,844,436
-----------------------------------------------------------------------
Communications Equipment -- 0.5%
-----------------------------------------------------------------------
Scientific-Atlanta, Inc.                         37,000    $    827,690
-----------------------------------------------------------------------
                                                           $    827,690
-----------------------------------------------------------------------
Computers and Business Equipment -- 1.0%
-----------------------------------------------------------------------
International Business Machines Corp.            18,000    $  1,766,160
-----------------------------------------------------------------------
                                                           $  1,766,160
-----------------------------------------------------------------------
Distributors -- 1.0%
-----------------------------------------------------------------------
Azlan Group PLC(1)(2)                         1,000,000    $  1,873,219
-----------------------------------------------------------------------
                                                           $  1,873,219
-----------------------------------------------------------------------
Diversified Financials -- 3.5%
-----------------------------------------------------------------------
Federated Investors, Inc.                        42,500    $  1,342,150
Legg Mason, Inc.                                 40,000       2,096,800
Moody's Corp.                                    30,000       1,110,000
Waddell & Reed Financial, Inc., Class A          60,000       1,848,600
-----------------------------------------------------------------------
                                                           $  6,397,550
-----------------------------------------------------------------------
Diversified Telecommunication Services -- 6.6%
-----------------------------------------------------------------------
BellSouth Corp.                                  60,000    $  2,325,600
BT Group PLC(1)(2)                              520,000       1,880,146
Deutsche Telekom AG(2)                          140,000       1,991,221
Harris Corp.                                     71,000       2,431,750
Korea Telecom Corp. ADR                          98,427       2,194,922
SBC Communications, Inc.                         27,000       1,021,680
-----------------------------------------------------------------------
                                                           $ 11,845,319
-----------------------------------------------------------------------
Electric Utilities -- 1.8%
-----------------------------------------------------------------------
Red Electrica de Espana(2)                      330,000    $  3,201,475
-----------------------------------------------------------------------
                                                           $  3,201,475
-----------------------------------------------------------------------
Electronic Equipment & Instruments -- 8.0%
-----------------------------------------------------------------------
MediaTek, Inc.(2)                               135,000    $  2,622,219
MegaChips Corp.(2)                               39,000       1,062,551
Novellus System, Inc.(1)                         22,000         936,980
Sato Corp.(2)                                   110,000       2,262,074

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Electronic Equipment & Instruments (continued)
-----------------------------------------------------------------------
Sony Corp.(2)                                    75,000    $  3,403,747
Thermo Electron Corp.(1)                         66,000       1,343,100
Toshiba Corp.(2)                                635,000       2,346,234
Visionics Corp.                                  38,000         442,320
-----------------------------------------------------------------------
                                                           $ 14,419,225
-----------------------------------------------------------------------
Entertainment -- 5.0%
-----------------------------------------------------------------------
AOL Time Warner, Inc.(1)                         41,000    $  1,016,800
The Walt Disney Co.                              99,500       2,288,500
TOHO Co., Ltd.(2)                               390,000       4,352,094
Village Roadshow Ltd.(2)                      1,320,000       1,323,549
-----------------------------------------------------------------------
                                                           $  8,980,943
-----------------------------------------------------------------------
Film Production -- 1.4%
-----------------------------------------------------------------------
Fuji Photo Film Co., Ltd.(2)                     79,000    $  2,488,468
-----------------------------------------------------------------------
                                                           $  2,488,468
-----------------------------------------------------------------------
Health Care Equipment & Supplies -- 0.9%
-----------------------------------------------------------------------
Given Imaging Ltd.(1)(2)                        141,000    $  1,607,400
-----------------------------------------------------------------------
                                                           $  1,607,400
-----------------------------------------------------------------------
Health Care Providers & Services -- 1.4%
-----------------------------------------------------------------------
Quest Diagnostics, Inc.(1)                       35,500    $  2,517,305
-----------------------------------------------------------------------
                                                           $  2,517,305
-----------------------------------------------------------------------
Household Durables -- 4.3%
-----------------------------------------------------------------------
Humax Co., Ltd.(2)                              199,850    $  7,728,503
-----------------------------------------------------------------------
                                                           $  7,728,503
-----------------------------------------------------------------------
Information Services -- 0.6%
-----------------------------------------------------------------------
Acxiom Corp.(1)                                  74,000    $  1,080,400
-----------------------------------------------------------------------
                                                           $  1,080,400
-----------------------------------------------------------------------
Insurance -- 0.9%
-----------------------------------------------------------------------
MGIC Investment Corp.                            25,000    $  1,678,000
-----------------------------------------------------------------------
                                                           $  1,678,000
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

IT Consulting & Services -- 5.5%
-----------------------------------------------------------------------
ARGO 21 Corp.(2)                                165,000    $  1,884,377
Computer Sciences Corp.(1)                       47,000       2,232,970
Nomura Research Institute, Ltd.(1)(2)             8,500         906,024
SunGard Data Systems, Inc.(1)                    87,000       2,685,690
Unilog S.A.(2)                                   35,100       2,249,868
-----------------------------------------------------------------------
                                                           $  9,958,929
-----------------------------------------------------------------------
Pharmaceuticals -- 1.5%
-----------------------------------------------------------------------
Biogen, Inc.(1)                                   8,500    $    451,775
Ivax Corp.(1)                                    73,000       1,241,000
XOMA Ltd.(1)(2)                                 129,000       1,037,160
-----------------------------------------------------------------------
                                                           $  2,729,935
-----------------------------------------------------------------------
Publishing -- 10.8%
-----------------------------------------------------------------------
Lagardere S.C.A.(2)                              55,500    $  2,261,406
Lee Enterprises, Inc.                            36,000       1,290,600
Pearson PLC(2)                                  300,363       3,312,178
Reed International PLC(2)                       250,000       2,239,027
Scholastic Corp.(1)                              42,000       2,106,300
The McClatchy Co.                                18,000         990,000
Trinity Mirror PLC(2)                           500,000       2,993,616
West Australia Newspapers Holdings
Ltd.(2)                                       1,035,000       2,757,614
Wolters Kluwer N.V. - CVA(2)                     72,000       1,552,923
-----------------------------------------------------------------------
                                                           $ 19,503,664
-----------------------------------------------------------------------
Semiconductor Equipment & Products -- 3.9%
-----------------------------------------------------------------------
Infineon Technologies AG(2)                     114,000    $  2,615,803
Linear Technology Corp.                          41,000       1,510,030
PMC-Sierra, Inc.(1)                              40,000         584,400
Samsung Electronics(2)                            9,000       2,340,764
-----------------------------------------------------------------------
                                                           $  7,050,997
-----------------------------------------------------------------------
Software -- 2.8%
-----------------------------------------------------------------------
Intuit, Inc.(1)                                  53,000    $  2,008,170
Microsoft Corp.(1)                               34,500       2,012,730
MSC. Software Corp.(1)                           58,000       1,026,600
-----------------------------------------------------------------------
                                                           $  5,047,500
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Specialty Retail -- 1.1%
-----------------------------------------------------------------------
Best Buy Co., Inc.(1)                            19,000    $  1,280,600
Lexmark International, Inc.(1)                    9,000         447,390
Tweeter Home Entertainment Group,
Inc.(1)                                          19,000         323,000
-----------------------------------------------------------------------
                                                           $  2,050,990
-----------------------------------------------------------------------
Wireless Telecommunications Services -- 2.0%
-----------------------------------------------------------------------
BCE, Inc.(2)                                     66,000    $  1,377,420
China Mobile (Hong Kong)(1)(2)                  580,000       1,673,259
mm02 PLC(1)(2)                                  520,000         485,199
-----------------------------------------------------------------------
                                                           $  3,535,878
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $152,513,350)                          $158,326,876
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 12.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
American General Finance Corp., 1.78%,
3/6/02                                     $      4,796    $  4,794,814
BellSouth Corp., 1.74%, 3/1/02                    8,000       8,000,000
General Electric Capital Corp., 1.88%,
3/1/02                                            2,722       2,722,000
Household Finance Co., 1.79%, 3/8/02              6,362       6,359,786
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $21,876,600)                        $ 21,876,600
-----------------------------------------------------------------------
Total Investments -- 99.8%
   (identified cost $174,389,950)                          $180,203,476
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.2%                     $    299,679
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $180,503,155
-----------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.
 (2)  Foreign security.
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
---------------------------------------------------------------------
United States                                   56.3%    $101,612,704
Japan                                           12.0       21,631,597
United Kingdom                                   8.6       15,610,602
Republic of Korea                                8.1       14,619,728
Germany                                          2.5        4,607,024
Hong Kong                                        2.5        4,545,367
France                                           2.5        4,511,274
Australia                                        2.2        4,081,163
Spain                                            1.8        3,201,475
Taiwan                                           1.5        2,622,219
Israel                                           0.9        1,607,400
Netherlands                                      0.9        1,552,923

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2002
(EXPRESSED IN UNITED STATES DOLLARS)
Assets
----------------------------------------------------------------
Investments, at value (identified cost,
   $174,389,950)                                    $180,203,476
Cash                                                         671
Foreign currency, at value (identified cost,
   $28,661)                                               28,154
Receivable for investments sold                        2,475,098
Interest and dividends receivable                        164,622
Prepaid expenses                                           1,052
----------------------------------------------------------------
TOTAL ASSETS                                        $182,873,073
----------------------------------------------------------------

Liabilities
----------------------------------------------------------------
Payable for investments purchased                   $  2,337,237
Accrued expenses                                          32,681
----------------------------------------------------------------
TOTAL LIABILITIES                                   $  2,369,918
----------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN
   PORTFOLIO                                        $180,503,155
----------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------
Net proceeds from capital contributions and
   withdrawals                                      $174,690,302
Net unrealized appreciation (computed on the basis
   of identified cost)                                 5,812,853
----------------------------------------------------------------
TOTAL                                               $180,503,155
----------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2002
(EXPRESSED IN UNITED STATES DOLLARS)
Investment Income
----------------------------------------------------------------
Dividends (net of foreign taxes, $59,744)           $    703,227
Interest                                                 190,346
----------------------------------------------------------------
TOTAL INVESTMENT INCOME                             $    893,573
----------------------------------------------------------------

Expenses
----------------------------------------------------------------
Investment adviser fee                              $    696,712
Administration fee                                       230,422
Trustees' fees and expenses                                4,192
Custodian fee                                            103,982
Legal and accounting services                             14,065
Miscellaneous                                                635
----------------------------------------------------------------
TOTAL EXPENSES                                      $  1,050,008
----------------------------------------------------------------

NET INVESTMENT LOSS                                 $   (156,435)
----------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)  $(25,385,031)
   Foreign currency and forward foreign currency
      exchange contract transactions                    (219,818)
----------------------------------------------------------------
NET REALIZED LOSS                                   $(25,604,849)
----------------------------------------------------------------
Change in unrealized appreciation (depreciation)
   --
   Investments (identified cost basis)              $ 19,862,628
   Foreign currency and forward foreign currency
      exchange contracts                                  (8,251)
----------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                                   $ 19,854,377
----------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                    $ (5,750,472)
----------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS          $ (5,906,907)
----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

(EXPRESSED IN UNITED STATES DOLLARS)

                                                    SIX MONTHS ENDED
INCREASE (DECREASE)                                 FEBRUARY 28, 2002  YEAR ENDED
IN NET ASSETS                                       (UNAUDITED)        AUGUST 31, 2001
--------------------------------------------------------------------------------------
From operations --
   Net investment income (loss)                     $        (156,435) $       226,047
   Net realized loss                                      (25,604,849)     (49,787,298)
   Net change in unrealized
      appreciation (depreciation)                          19,854,377      (59,825,145)
--------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS          $      (5,906,907) $  (109,386,396)
--------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                    $      37,808,132  $   121,367,133
   Withdrawals                                            (56,366,719)    (141,623,470)
--------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                             $     (18,558,587) $   (20,256,337)
--------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                          $     (24,465,494) $  (129,642,733)
--------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------
At beginning of period                              $     204,968,649  $   334,611,382
--------------------------------------------------------------------------------------
AT END OF PERIOD                                    $     180,503,155  $   204,968,649
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    ----------------------------------------------------------
                                  (UNAUDITED)            2001         2000         1999        1998        1997
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               1.14%(1)         1.11%        1.13%       1.36%       1.44%       1.48%
   Net investment income
      (loss)                             (0.17)%(1)        0.08%       (0.13)%     (0.38)%      0.01%      (0.04)%
Portfolio Turnover                          55%             160%         173%        131%        157%        160%
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                          (2.71)%             --           --          --          --          --
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $180,503         $204,969     $334,611     $97,262     $53,556     $51,374
-----------------------------------------------------------------------------------------------------------------

 (1)  Annualized.
 (2) Total return is required to be diclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
-------------------------------------------
   Information Age Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on June 1, 1995. The Portfolio seeks to provide long-term capital growth by investing in a global and diversified portfolio of securities of information age companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 C Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 D Options on Financial Futures -- Upon the purchase of a put option on foreign currency by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending upon whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

 F Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 G Expense Reduction -- Investors Bank and Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the six months ended February 28, 2002, $278 credit balances were used to reduce the Portfolio's custodian fee.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade-date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 J Interim Financial Statements -- The interim financial statements relating to
   February 28, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), and Lloyd George Investment Management (Bermuda) Limited, an affiliate of EVM (the Advisers), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Advisers receive a monthly fee, divided equally between them, of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2002, the adviser fee was 0.75% (annualized) of average net assets for such period and amounted to $696,712. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2002, the administration fee was 0.25% (annualized) of average net assets for such period and amounted to $230,422. Except as to the Trustees of the Portfolio who are not members of the Advisers or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

   Trustees of the Portfolio that are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $92,246,474 and $108,596,449 respectively, for the six months ended February 28, 2002.

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2002, as computed on a federal income tax basis are as follows:

    AGGREGATE COST                            $174,389,950
    ------------------------------------------------------
    Gross unrealized appreciation             $ 20,979,202
    Gross unrealized depreciation              (15,165,676)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  5,813,526
    ------------------------------------------------------

   The unrealized depreciation on foreign currency was $673.

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   The Portfolio did not have any open obligations under these financial instruments at February 28, 2002.

7 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2002.

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 2002

INVESTMENT MANAGEMENT

EATON VANCE INFORMATION AGE FUND

Officers

James B. Hawkes
President and Trustee

Gregory L. Coleman
Vice President

Thomas E. Faust, Jr.
Vice President

James A. Womack
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INFORMATION AGE PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Hon. Robert Lloyd George
Vice President and Trustee

Martha G. Locke
Vice President and
Co-Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Edward K.Y. Chen
President of Lingnan University,
Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

SPONSOR AND MANAGER OF EATON VANCE INFORMATION AGE FUND
AND ADMINISTRATOR OF INFORMATION AGE PORTFOLIO
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

CO-ADVISERS OF INFORMATION AGE PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED
3808 One Exchange Square
Central, Hong Kong

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                           EATON VANCE FUNDS
                        EATON VANCE MANAGEMENT
                     BOSTON MANAGEMENT AND RESEARCH
                     EATON VANCE DISTRIBUTORS, INC.

                            PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

     For more information about Eaton Vance's privacy policies, call:
                             1-800-262-1122

EATON VANCE INFORMATION AGE FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

-------------------------------------------------------------------------------
  This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------------

424-4/02                                                                  IASRC